SIGNIFICANT ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACQUISITIONS [Abstract]
Summary of Allocation of Assets Acquired and Liablities Assumed in Acquisition

The following  table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their fair values at June 30, 2013:

                  Purchase price:

                  Oil and gas properties               $      1,900,000

                  Liabilities assumed                  $              0

                                                       ------------------

                  Total consideration                  $      1,900,000

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